UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 54.1%
	Consumer Discretionary – 1.9%
22,847	CJ O Shopping Co., Ltd.	$4,715,412
372,924	SACI Falabella	3,494,750
		8,210,162
	Consumer Staples – 4.8%
742,564	Ambev S.A.	3,926,072
1,772,882	China Resources Beer Holdings Co., Ltd.	8,574,061
36,000	Kobayashi Pharmaceutical Co., Ltd.	3,170,000
2,499,913	Tingyi Cayman Islands Holding Corp.	5,597,010
		21,267,143
	Energy – 12.2%
41,682	Chevron Corp.	5,181,073
241,360	Empresas COPEC S.A.	3,688,872
243,766	Equinor A.S.A.	6,408,043
646,600	Inpex Corp.	7,164,608
1,176,306	Kunlun Energy Co., Ltd.	1,065,997
143,524	National Oilwell Varco, Inc.	5,944,764
1,148,694	Origin Energy Ltd.*	8,294,087
152,403	Royal Dutch Shell PLC - B Shares	5,442,892
164,005	Subsea 7 S.A.	2,499,906
139,497	Suncor Energy, Inc.	5,555,781
962,334	United Tractors Tbk P.T.	2,425,011
		53,671,034
	Financials – 3.5%
10,736	BlackRock, Inc.	5,735,494
93,152	Charles Schwab Corp.	5,181,114
49,592	State Street Corp.	4,766,287
		15,682,895
	Health Care – 4.7%
76,646	Baxter International, Inc.	5,429,603
23,291	Becton, Dickinson and Co.	5,161,053
34,602	Cochlear Ltd.	5,121,339
25,806	Waters Corp.*	4,970,752
		20,682,747
	Industrials – 8.3%
53,034	Dover Corp.	4,094,755
844,300	Fuji Electric Co., Ltd.	5,984,643
53,054	Hillenbrand, Inc.	2,474,969
189,400	Komatsu Ltd.	6,179,671
143,900	Kurita Water Industries Ltd.	4,117,986

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
275,050	Sandvik AB	$4,770,449
20,761	Schindler Holding A.G.	4,390,547
32,242	Stanley Black & Decker, Inc.	4,489,376
		36,502,396
	Information Technology – 5.6%
38,762	Dolby Laboratories, Inc. - Class A	2,434,254
122,225	FLIR Systems, Inc.	6,587,927
33,525	Intuit, Inc.	6,758,640
63,148	Microsoft Corp.	6,241,548
62,165	Teradata Corp.*	2,478,519
		24,500,888
	Materials – 13.1%
237,355	BHP Billiton PLC	5,457,083
47,005	Celanese Corp.	5,307,804
75,740	Denka Co., Ltd.	2,765,002
275,847	Gold Fields Ltd.	978,748
222,700	JFE Holdings, Inc.	4,582,322
263,600	JSR Corp.	5,121,787
15,040	LG Chem Ltd.	4,712,324
126,400	Newmont Mining Corp.	4,920,752
335,235	OZ Minerals Ltd.	2,486,159
15,128	POSCO	4,788,451
1,061,338	PTT Global Chemical PCL	2,954,833
78,123	Rio Tinto Ltd.	4,877,432
104,200	Sumitomo Metal Mining Co., Ltd.	3,959,095
164,000	Ube Industries Ltd.	4,647,151
		57,558,943
	Total Common Stocks (Cost $189,550,166)	238,076,208

	Exchange-Traded Funds – 9.1%
91,000	iShares 0-5 Year TIPS Bond ETF	9,078,160
480,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,505,600
17,755	ZKB Gold ETF - Class AA USD*1	22,344,912

	Total Exchange-Traded Funds (Cost $40,997,057)	39,928,672

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Mutual Funds – 5.1%
2,103,709	Sprott Physical Gold Trust*1	$22,215,167

	Total Mutual Funds (Cost $22,830,637)	22,215,167

Principal Amount

	Government Bonds – 4.3%
	Australia – 2.1%
$12,295,000	Australia Government Bond 2.750%, 10/21/2019	9,400,835

	Canada – 2.2%
12,600,000	Canadian Government Bond 1.750%, 9/1/2019	9,716,752

	Total Government Bonds (Cost $19,908,285)	19,117,587

	U.S. Treasury Securities – 6.1%
	United States Treasury Floating Rate Note
9,000,000	1.974% (U.S. Treasury 3 Month Bill Money Market Yield+7.00 basis points), 4/30/2019[2]	9,009,765
9,000,000	1.952% (U.S. Treasury 3 Month Bill Money Market Yield+4.80 basis points), 10/31/2019[2]	9,007,218
9,000,000	1.904% (U.S. Treasury 3 Month Bill Money Market Yield+0.00 basis points), 1/31/2020[2]	8,998,839

	Total U.S. Treasury Securities (Cost $27,026,253)	27,015,822

	Short-Term Investments – 4.1%
17,827,854	UMB Money Market Fiduciary, 0.25%[3]	17,827,854

	Total Short-Term Investments (Cost $17,827,854)	17,827,854

	Total Investments – 82.8% (Cost $318,140,252)	364,181,310
	Other Assets in Excess of Liabilities – 17.2%	75,608,025

	Total Net Assets – 100.0%	$439,789,335

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Floating rate security.
[3]	The rate is the annualized seven-day yield at period end.

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

See accompanying Notes to Schedule of Investments.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 2, 2017, the Fund was known as Gavekal KL Allocation Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

May 31, 2018 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$318,140,252

Gross unrealized appreciation	$50,050,320
Gross unrealized depreciation	(4,009,262)

Net unrealized appreciation on investments	$46,041,058

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

May 31, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$3,494,750	$4,715,412	$-	$8,210,162
Consumer Staples	9,523,082	11,744,061	-	21,267,143
Energy	20,370,490	33,300,544	-	53,671,034
Financials	15,682,895	-	-	15,682,895
Health Care	15,561,408	5,121,339	-	20,682,747
Industrials	11,059,100	25,443,296	-	36,502,396
Information Technology	24,500,888	-	-	24,500,888
Materials	10,228,556	47,330,387	-	57,558,943
Exchange-Traded Funds	17,583,760	22,344,912	-	39,928,672
Mutual Funds	22,215,167	-	-	22,215,167
Government Bonds	9,716,752	9,400,835	-	19,117,587
U.S. Treasury Securities	-	27,015,822	-	27,015,822
Short-Term Investments	17,827,854	-	-	17,827,854
Total Investments	$177,764,702	$186,416,608	$-	$364,181,310

*	In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $149,999,951 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

May 31, 2018 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	07/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	07/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	07/30/2018